Note 4 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
4.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

4.1	Lease, New Standard Adopted

The Company has adopted IFRS
16
retrospectively from
January 1, 2019,
but has
not
restated comparative information, as permitted under the specific transitional provisions in the standard in accordance with the modified retrospective approach for adoption. The reclassifications and the adjustments arising from the new leasing standard are therefore recognized in the opening consolidated balance sheet on
January 1, 2019.

Under IFRS
16,
a lessee recognizes a right-of-use asset and a lease obligation. The right-of-use asset is treated similarly to other non-financial assets and depreciated accordingly and the liability accrues interest. This will typically produce a front-loaded expense profile (whereas operating leases under IAS
17
would typically have had straight-line expenses) as an assumed linear depreciation of the right-of-use asset and the decreasing interest on the liability will lead to an overall decrease of expense over the reporting period. Upon adoption, the Company has elected to apply the available exemptions for short- term leases and leases of low-value assets. The Company has also elected to apply the practical expedient whereby leases whose term ends within
12
months of the date of the initial application would be accounted for in the same way as short-term leases. The Company has elected to use the practical expedient of excluding initial direct costs from the measurement of the right of use asset cost at the date of initial application.The Company has recognized low-value assets and short-term lease payments as an expense on a straight-line basis over the lease term.

The lease obligation is initially recognized as the present value of future lease payments discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s applicable incremental borrowing rate. Lease payments do not
include variable lease payments other than those that depend on an index or rate. The incremental borrowing rate is the rate which the Company would have to pay to borrow, over a similar term and with a similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset.

The Company has included the estimated extension of their lease in the lease term in assessing the present value of future lease payments. The lease obligation is subsequently measured by reducing the carrying amount to reflect lease payments made and to reflect any reassessments or modifications.

The right-of-use asset is initially measured at cost, which comprises the amount of the initial measurement of the lease liability adjusted for lease inducements. The right-of-use asset is subsequently measured at cost less accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease obligation. Right-of use assets are depreciated in accordance with the Company’s accounting policy for property and equipment.

On transition to IFRS
16,
the Company recognized a right of use asset and lease obligation of
$644,121
.
The recognition of the right of use asset is considered non-cash items within the statement of cash flows.

4.2	Revenue Recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration we expect to receive in exchange for those goods or services. The Company enters into contracts that can include various combinations of goods and services, which are generally capable of being distinct and accounted for as separate performance obligations. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct goods and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation.

The consideration (including any discounts) is allocated between separate goods and services in a bundle on a relative basis based on their standalone selling prices (“SSP”). Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. In addition to these general policies, the specific revenue recognition policies for each major category of revenue are included below.

License of intellectual property

Royalty revenues primarily consist of revenues received from the license of intellectual property for print- based and audio-visual learning products. Royalty revenues are recognized based on the confirmation of sales by the Company’s co-publishing partners, and when the underlying sale occurs. Training and support services provided for royalty contracts are delivered in advance of the underlying sale occurring, and, as such, royalty revenue is recognized when the underlying sale occurs, being the later of the satisfaction of the performance obligation and the underlying sale. Royalty revenues are not
subject to right of return or product warranties. Royalty revenues are earned by Print-Based English Language Learning segment and relate to long-term contracts.

Online-based licenses

Online-based licensing revenue is generated from contracts with customers. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. Revenue recognition commences on the date an executed contract exists and the customer has the right to access to the hosted software. Online based licensing revenues are generated by Online language learning segment and relate to short-term contracts.

Offline licenses

Offline licensing revenue is generated from contracts with customers. Offline licenses provides the right to use perpetual language-learning software and is recognized at the point in time when the software is made available to the customer. When providing offline licenses, the customer can direct the use of, and obtain substantially all of the remaining benefits from, the license at the point in time at which the license is made available to the customer and the right to use the software has commenced. Offline license revenues are generated by Online language learning segment and relate to short-term contracts.

Costs to Obtain a Contract with a Customer

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the Company expects the costs to be recoverable. The Company has determined that sales commissions meet the requirements to be capitalized. These capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. Amortization of the asset is included in cost of sales in the consolidated statements of operations. Applying the practical expedient, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one
year or less.

Contract Assets and
Liabilities

The payment terms and conditions in our customer contracts
may
vary from the timing of revenue recognition. In some cases, customers pay in advance of delivery of products or services; in other cases, payment is due as services are performed. Timing differences between revenue recognition and invoicing primarily results in contract liabilities. Contract liabilities are relieved as revenue is recognized. Contract assets and contract liabilities are reported on a contract-by-contract basis at the end of each reporting period.

Significant Judgments

The Company distributes its products and services both directly to the end customer and indirectly through resellers. The Company evaluates each of its reseller relationships to determine whether it is the principal (where revenue is recognized at the gross amount) or agent (where revenue is recognized net of the reseller commission). In making this determination, the Company evaluates a variety of factors including the amount of control the Company is able to exercise over the transactions. The Company concluded that it acts as principal in all contracts with customers. The recognition of revenue requires judgement in the assessment of performance obligations within a contract and the assessment of recognizing at a point in time or over a period of time.

4.3	Comprehensive income (loss)

Comprehensive income (loss) measures net profit for the period plus other comprehensive income. Other comprehensive income (loss) consists of changes in equity, such as changes to foreign currency translation adjustments of foreign operations during the period. Amounts reported as other comprehensive income are accumulated in a separate component of shareholders’ equity as accumulated other comprehensive income.

4.4	Property and equipment

Property and equipment are initially recorded at cost. Depreciation is provided using methods outlined below at rates intended to depreciate the cost of assets over their estimated useful lives.

Method	Rate

Computer and office equipment	Declining balance 20%
Leasehold improvement	Straight line over the term of the lease

4.5	Software and web development costs

The Company capitalizes all costs related to the development of its fee-based language learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred.

4.6	Content development costs

The Company capitalizes all costs related to content development of its fee-based language learning products and services when the feasibility and profitability of the project can be reasonably considered certain. Expenditure on content development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and the Group has sufficient resources to complete development. The expenditure capitalized includes the cost of material, and direct labour. Other development expenditure is recognized in the statement of comprehensive income (loss) as an expense as incurred.

4.7	Government grants

The Company receives government grants based on certain eligibility criteria for book publishing industry development in Canada. These government grants are recognized quarterly and are recorded as a reduction of general and administrative expenses to offset direct costs funded by the grant during the period in which the criteria to receive the grant is met. The Company records a liability for the repayment of the grants and a charge to operations in the period in which conditions arise that will cause the government grants to be repayable.

4.8	Current and deferred income taxes

Income tax on the profit or loss for the periods presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred taxation is recognized using the liability method on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

However, the deferred taxation is
not
recognized if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred taxation is determined using tax rates (and laws) that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not
reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to offset current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

4.9	Foreign currency translation

Foreign currency transactions are initially recorded in the functional currency at the transaction date exchange rate. At the balance sheet date, monetary assets and liabilities denominated in a foreign currency are translated into the functional currency at the reporting date exchange rate. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement of monetary items at year-end exchange rates are recognized in the income statement. Non-monetary items measured at historical cost are translated using the historical exchange rate. Non-monetary items measured at fair value are translated using the exchange rates at the date when fair value was determined.

Financial statements of subsidiaries, affiliates and joint ventures for which the functional currency is not
the Canadian Dollar are translated into the Canadian Dollar as follows: all asset and liability accounts are translated at the balance sheet exchange rate and all earnings and expense accounts and cash flow statement items are translated at average exchange rates for the period. The resulting translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income (loss) and recorded in accumulated other comprehensive income in equity. On disposal of a foreign operation the cumulative translation differences recognized in equity are reclassified to the statement of comprehensive income (loss) and recognized as part of the gain or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian Dollars at the balance sheet rate.

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income (loss).

4.10	Earnings (loss) per share

Earnings (loss) per share is computed by dividing the earnings (loss) for the year by the weighted average number of common shares outstanding during the year, including contingently issuable shares which are included when the conditions necessary for issuance have been met. Diluted earnings per share is calculated in a similar manner, except that the weighted average number of common shares outstanding is increased to include potentially issuable common shares from the assumed exercise of common share purchase options and warrants, if dilutive.

4.11	Share-based compensation plan

The share-based compensation plan allows the Company executives, management, employees and consultants to acquire shares of the Company. The fair value of share-based payment awards granted is recognized as management, employee or consultant expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value is measured at grant date and each tranche is recognized on a graded vesting basis over the period during which the share purchase options vest. The fair value of the share-based payment awards granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the awards were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of awards, for which the related service and non-market vesting conditions are expected to be met.

For equity-settled share-based payment transactions with consultants, the Company measures the goods or services received, and the corresponding increase in equity, directly, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which cases, the Company measures their value, and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted.

4.12	Financial instruments

A financial asset shall be measured at amortized cost if it is held with the objective of holding assets in order to collect contractual cash flows which arise on specified dates and that are solely principal and interest.

A debt investment shall be measured at fair value through other comprehensive income if it is held with the objective of holding assets in order to collect contractual cash flows which arise on specified dates that are solely principal and interest as well as selling the asset on the basis of its fair value.

All other financial assets are classified and measured at fair value through profit or loss (“FVPL”) unless the Company makes an irrevocable election on initial recognition to present gains and losses on equity instruments (that are not
held-for-trading or contingent consideration recognized in a business combination) in other comprehensive income (“OCI”).

Despite these requirements, a financial asset
may
be irrevocably designated as measured at fair value through profit or loss to reduce the effect of, or eliminate, an accounting mismatch.

For financial liabilities designated at fair value through profit or loss, the standard requires the portion of the change in fair value that relates to the entity's own credit risk to be presented in OCI (unless it would create an accounting mismatch).

The Company is required to use an “expected credit loss” (“ECL”) model to recognize an allowance. Impairment is measured using a
12
-month ECL method unless the credit risk on a financial instrument has increased significantly since initial recognition in which case the lifetime ECL method is adopted.

For receivables, a simplified approach to measuring expected credit losses using a lifetime expected loss allowance is available. The investment classifications “Available-for-sale financial assets” and “Held-to-maturity investments” are no
longer used and “Financial assets at fair value through other comprehensive income” was introduced.

Trade and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within
60
days. The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognized at amortized cost, less any allowance for expected credit losses.

4.13	Impairment of long-lived assets

The Company’s property and equipment and intangibles with finite lives are reviewed for an indication of impairment at each balance sheet date. The Company’s intangible assets that have an indefinite life or are not
ready for use are
not
subject to amortization and are tested annually for impairment. Goodwill is reviewed for impairment annually or at any time if an indicator of impairment exists. If indication of impairment exists, the asset’s recoverable amount is estimated. The recoverable amount is the greater of the asset’s fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Impairment losses are recognized in profit and loss for the period.

An impairment loss, other than goodwill impairment, is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

Goodwill represented the excess of the cost of an acquisition over the fair value of the Company’s share of identifiable net assets of the acquired subsidiary at the date of acquisition. Goodwill was carried at cost less accumulated impairment losses. Goodwill was allocated to each cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the entity at which the goodwill is monitored for internal management purposes, which is not
higher than an operating segment.

An impairment loss recognized for goodwill is
not
reversed in subsequent periods. On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Determining whether goodwill is impaired requires an estimation of the higher of fair value less costs of disposal and value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the management to estimate the future cash flows expected to arise from the cash-generating unit and a suitable discount rate in order to calculate present value.

4.14	Warrants

From time to time, the Company
may
issue warrants as a means of raising capital. The Company values warrants using the Black-Scholes pricing model. Any transaction costs arising on the issue of warrants are recognized in equity as a reduction of the proceeds from warrants. In the event that warrants are exercised, the fair value of the warrants issued is reclassified from warrants to share capital. In the event that warrants expire unexercised, their value is transferred from warrants to share- based payment reserve.